Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Other Financial Assets
Other financial assets as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Current
Derivatives assets	￦	99,324	66,558
Debt securities		154,154	157,895
Deposit instruments(*1,2)		2,322,327	2,709,171
Short-term financial instruments(*2)		9,133,404	10,514,093

	￦	11,709,209	13,447,717

Non-current
Derivatives assets	￦	18,551	182,538
Equity securities(*3)		1,120,968	1,466,061
Debt securities		20,260	3,968
Other securities(*3)		364,404	430,998
Deposit instruments(*2)		37,624	36,109

	￦	1,561,807	2,119,674

(*1)	As of December 31, 202 0 and 202 1 , ￦ 4,881 million and ￦ 4,314 million, respectively, are restricted in use for a government project.
(*2)	As of December 31, 2020 and 2021, financial instruments amounting to ￦ 46,855 million and ￦ 83,738 million, respectively, are restricted in use for financial arrangements, pledge and others.
(*3)	As of December 31, 2020 and 2021, ￦ 113,674 million and ￦ 189,198 million of equity and other securities, respectively, have been provided as collateral for borrowings, construction projects and others.